UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549
                                   ---------

                                   FORM 10-D

                              ASSET-BACKED ISSUER
            DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(D) OF
                      THE SECURITIES EXCHANGE ACT OF 1934
                           ------------------------

     For the monthly distribution period from May 1, 2006 to May 31, 2006

             Commission File Number of issuing entity: 333-133279
                           GRANITE MASTER ISSUER PLC
            (Exact name of registrant as specified in its charter)
                               England and Wales
                (State or other jurisdiction of incorporation)
                                Not applicable
                       (IRS Employer Identification No.)
                                  Fifth Floor
                                100 Wood Street
                           London EC2V 7EX, England
        (Address of principal executive offices of the issuing entity)
                              +44 (0)20 7606 0643
                    (Telephone number, including area code)

             Commission File Number of registrant 2: 333-133279-01
                       GRANITE FINANCE FUNDING 2 LIMITED
            (Exact name of registrant as specified in its charter)
                               England and Wales
                (State or other jurisdiction of incorporation)
                                Not applicable
                       (IRS Employer Identification No.)
                                  Fifth Floor
                                100 Wood Street
                           London EC2V 7EX, England
                   (Address of principal executive offices)
                              +44 (0)20 7606 0643
                    (Telephone number, including area code)

             Commission File Number of registrant 3: 333-133279-02
                       GRANITE FINANCE TRUSTEES LIMITED
            (Exact name of registrant as specified in its charter)
                            Jersey, Channel Islands
                (State or other jurisdiction of incorporation)
                                Not applicable
                       (IRS Employer Identification No.)
                              22 Grenville Street
                  St. Helier, Jersey JE4 8PX, Channel Islands
                   (Address of principal executive offices)
                              +44 (0)1534 609 333
                    (Telephone number, including area code)

                 Registered/reporting pursuant to (check one)


          Title of Class              Section 12(b)       Section 12(g)      Section 15(d)         Name of
                                                                                                 exchange (If
                                                                                                Section 12(b))
Series 2005-1, Class A1                 [      ]            [      ]             [ X ]            ___________
Series 2005-1, Class A3                 [      ]            [      ]             [ X ]            ___________
Series 2005-1, Class A4                 [      ]            [      ]             [ X ]            ___________
Series 2005-1, Class B1                 [      ]            [      ]             [ X ]            ___________
Series 2005-1, Class M1                 [      ]            [      ]             [ X ]            ___________
Series 2005-2, Class A1                 [      ]            [      ]             [ X ]            ___________
Series 2005-2, Class A4                 [      ]            [      ]             [ X ]            ___________
Series 2005-2, Class A6                 [      ]            [      ]             [ X ]            ___________
Series 2005-2, Class B1                 [      ]            [      ]             [ X ]            ___________
Series 2005-2, Class M1                 [      ]            [      ]             [ X ]            ___________
Series 2005-2, Class C1                 [      ]            [      ]             [ X ]            ___________
Series 2005-3, Class A                  [      ]            [      ]             [ X ]            ___________
Series 2005-4, Class A1                 [      ]            [      ]             [ X ]            ___________
Series 2005-4, Class A3                 [      ]            [      ]             [ X ]            ___________
Series 2005-4, Class B1                 [      ]            [      ]             [ X ]            ___________
Series 2005-4, Class B2                 [      ]            [      ]             [ X ]            ___________
Series 2005-4, Class M1                 [      ]            [      ]             [ X ]            ___________
Series 2005-4, Class M2                 [      ]            [      ]             [ X ]            ___________
Series 2005-4, Class C1                 [      ]            [      ]             [ X ]            ___________
Series 2005-4, Class C2                 [      ]            [      ]             [ X ]            ___________
Series 2006-2, Class A1                 [      ]            [      ]             [ X ]            ___________
Series 2006-2, Class A4                 [      ]            [      ]             [ X ]            ___________
Series 2006-2, Class B1                 [      ]            [      ]             [ X ]            ___________
Series 2006-2, Class B2                 [      ]            [      ]             [ X ]            ___________
Series 2006-2, Class M1                 [      ]            [      ]             [ X ]            ___________
Series 2006-2, Class M2                 [      ]            [      ]             [ X ]            ___________
Series 2006-2, Class C1                 [      ]            [      ]             [ X ]            ___________


Indicate by check mark if the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days

Yes       X      No
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PART I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On June 20, 2006, a distribution was made by Citibank, N.A., as principal paying agent on behalf of the issuing entity, to the holders of certain of the classes of notes listed above.

The description of the distribution and pool performance for the distribution period from May 1, 2006 to May 31, 2006 is provided in the monthly statement attached as Exhibit 99.1 to this Form 10-D.

Introductory and explanatory information regarding the material terms, parties and distributions described in Exhibit 99.1 is included in the Prospectus Supplement relating to the series 2006-2 notes, dated May 18, 2006, and related Prospectus dated April 24, 2006 (collectively, the "Prospectus"), of the issuing entity filed with the Securities and Exchange Commission (the "SEC") pursuant to Rule 424(b)(5) under the Securities Act of 1933 (the "Securities Act").

PART II - OTHER INFORMATION

Item 2. Legal Proceedings.

None.

Item 3. Sales of Securities and Use of Proceeds.

Item 3 contains information regarding the sale of unregistered securities that are backed by the mortgages trust and issued by the issuing entity during the period covered by this report.

On May 24, 2006, the following classes of series 2006-2 notes were sold by Barclays Capital Inc., J.P. Morgan Securities Inc., Morgan Stanley & Co. International Limited, Citigroup Global Markets Limited, Credit Suisse Securities (Europe) Limited, Deutsche Bank AG, London Branch, ING Belgium SA/NV, Lehman Brothers International (Europe), Merrill Lynch International and UBS Limited, as dealers, to persons (other than US persons) outside the United States pursuant to Regulation S under the Securities Act:

Class             Initial Principal Balance
-----             -------------------------
A2                (euro)300,000,000
A3                (GBP)70,000,000
A5                (euro)1,360,000,000
A6                (GBP)500,000,000
B3                (euro)37,500,000
M3                (euro)35,000,000
M4                (GBP)10,000,000
C2                (euro)55,000,000
C3                (GBP)12,000,000

The issuing entity used the gross proceeds from the issue of these classes of notes (together with the gross proceeds from the issue of the other series 2006-2 notes) to make available loan tranches to Granite Finance Funding 2 Limited ("Funding 2") pursuant to the terms of a global intercompany loan agreement. Funding 2 used the gross proceeds of each loan tranche to make a further contribution to Granite Finance Trustees Limited, as the mortgages trustee.

Payments of interest and principal on all series 2006-2 class A notes due and payable on a note payment date will rank ahead of payments of interest and principal on all series 2006-2 class B notes, series 2006-2 class M notes and series 2006-2 class C notes (in each case, due and payable on such note payment date). Payments of interest and principal on all series 2006-2 class B notes due and payable on a note payment date will rank ahead of payments of interest and principal on the series 2006-2 class M notes and the series 2006-2 class C notes (in each case, due and payable on such note payment date). Payments of interest and principal on all series 2006-2 class M notes due and payable on a note payment date will rank ahead of payments of interest and principal on the series 2006-2 class C notes (in each case, due and payable on such note payment date).

Payments of interest and principal on the series 2006-2 class A notes rank equally (but subject to the note payment dates of the series 2006-2 class A notes). Payments of interest and principal on the series 2006-2 class B notes rank equally. Payments of interest and principal on the series 2006-2 class M notes rank equally. Payments of interest and principal on the series 2006-2 class C notes rank equally.

The series 2006-2 notes issued by the issuing entity are (and will be) subject to the satisfaction of the issuance tests, which are set out in the Prospectus. In particular, a note will be issued only if there is a sufficient credit enhancement in the form of outstanding subordinated loan tranches and reserves or other forms of credit enhancement, equal to or greater than the required subordination amount for each outstanding class of notes. The required subordination percentage for each class of notes, which is used to calculate the required subordination amount for such class of notes, is set forth in the Prospectus.

The issuing entity may at any time, subject to certain conditions, change the required subordinated percentage for any class of notes, or the method of calculating the amounts of subordination, without the consent of any of the noteholders if the rating agencies confirm that such change will not negatively affect the ratings of any outstanding notes.

Item 4. Defaults Upon Senior Securities.

None.

Item 5. Submission of Matters to a Vote of Security Holders.

None.

Item 6. Significant Obligors of Pool Assets.

None.

Item 7. Significant Enhancement Provider Information.

In respect of each of the series 2006-2, Class A1, Class A4, Class B1, Class B2, Class M1, Class M2 and Class C1 notes, the issuing entity has entered into a currency swap transaction with Deutsche Bank Aktiengesellschaft ("Deutsche Bank"). The sponsor, Northern Rock PLC, has determined that the significance percentage for these currency swap transactions in respect of the related classes of notes is 20% or more.

Deutsche Bank is subject to the informational requirements of the Securities Exchange Act of 1934 (the "Exchange Act"), and in accordance therewith, files and submits other information with the SEC. Deutsche Bank's SEC filings are available to the public over the internet at the SEC's web site at http://www.sec.gov under File Number 0001-15242. You may also read and copy any document filed with the SEC at the SEC's public reference rooms in Washington, D.C., New York, New York and Chicago, Illinois. Please call the SEC at 1-800-SEC-0330 for further information on the public reference rooms.

This Form 10-D incorporates by reference all reports of Deutsche Bank described and incorporated by reference in the Prospectus and filed with the SEC pursuant to Section 13(a), Section 13(c), Section 14 or Section 15(d) of the Exchange Act during the period covered by this report.


Item 8. Other Information.

None.

Item 9. Exhibits.

Exhibit
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No.         Description
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99.1        Monthly Statement furnished to noteholders

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the servicer has duly caused this report to be signed on behalf of the issuing entity by the undersigned, thereunto duly authorized.

Date: July 5, 2006                 NORTHERN ROCK PLC, as servicer


                                    By: /s/ RF Bennett
                                    --------------------------------
                                    Name:  RF Bennett
                                    Title: Group Finance Director

                                 EXHIBIT INDEX

                  The following exhibits are filed herewith:


Exhibit
-------
No.         Description
---         -----------

99.1        Monthly Statement to Noteholders